Convergence Core Plus Fund (Prospectus Summary) | Convergence Core Plus Fund
Summary Section
Investment Objective
The investment objective of the Convergence Core Plus Fund (the "Fund") is to seek long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Convergence Core Plus Fund		Investment Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Dividends on Short Positions		1.08%	1.08%
Remainder of Other Expenses		0.56%	0.56%
Acquired Fund Fees and Expenses		0.05%	0.05%
Total Annual Fund Operating Expenses	[1]	2.94%	2.69%
Less: Fee Waiver/Expense Reimbursements		(0.06%)	(0.06%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	[2]	2.88%	2.63%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus because acquired fund fees and expenses are not included in the ratio.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Convergence Investment Partners, LLC (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.75% for the Investment Class and 1.50% for the Institutional Class of the Fund's average net assets through March 30, 2013. The operating expense limitation agreement can only be terminated by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on Fund expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 30, 2013.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Convergence Core Plus Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investment Class	291	902	1,541	3,256
Institutional Class	266	828	1,418	3,016

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Fund's performance. During the most recent fiscal year ended November 30, 2011, the
Fund's portfolio turnover rate was 412.51% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies. The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization. The Fund will hold long (purchase) securities that the
Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%. The
Fund generally will hold long positions equal in value to approximately 130% of its net assets and short positions equal in value to approximately 30% of its assets, but may vary from these targets, depending on the relative performance of the Adviser's securities selections and the availability of attractive investment opportunities. Accordingly, under normal market conditions, the
Fund's long positions may range from 120% to 140% and its short positions may range from 20% to 40%.

In making investment decisions for the Fund, the Adviser utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies' stocks. Using a proprietary model, the Adviser first employs a quantitative method of analysis based on four broad categories: growth; valuation; behavioral; and risk. The
Adviser seeks to maximize return while minimizing the risk assumed by the Fund by utilizing a dynamic weighting scheme to calculate a security's risk-adjusted return as compared to other securities, and balancing the effect a purchase or sale of a security against diversification and risk management constraints of the Fund's portfolio. The Adviser makes decisions to buy and sell securities according to this model.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the
Fund. The principal risks of investing in the Fund are:

  ·  Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

  ·  General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

  ·  Equity Market Risk. The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

  ·  Foreign Securities Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of
     U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S.
     and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging market and in less developed countries.

  ·  Large-Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  ·  Mid-Capitalization Company Risk. The risk that the mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

  ·  Short Sales Risk. The risks of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.
Performance
The bar chart and the Average Annual Total Returns table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.convergencefunds.com or by calling the Fund toll-free at 877-677-9414.
Institutional Class Shares Calendar Year Returns as of December 31	[1]

During the period shown in the bar chart, the best performance for a quarter was
14.79% (for the quarter ended December 31, 2010). The worst performance was
-17.20% (for the quarter ended September 30, 2011).
Average Annual Total Returns
Average Annual Total Returns Convergence Core Plus Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Shares Return Before Taxes	3.83%	11.94%	Dec. 29, 2009
Institutional Class After Taxes on Distributions	Institutional Class Shares Return After Taxes on Distributions	3.79%	10.96%	Dec. 29, 2009
Institutional Class After Taxes on Distributions and Sales	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	2.55%	9.76%	Dec. 29, 2009
Russell 3000 ® Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	1.03%	8.11%	Dec. 29, 2009

After tax returns are shown for Institutional Class shares only and would vary for Investment Class shares. Investment Class shares had not commenced operations as of the date of this Prospectus. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	The return information shown in the bar chart is for Institutional Class shares. The Investment Class shares had not commenced operations as of the date of this Prospectus. The Investment Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the return would differ only to the extent that the classes do not have the same expenses.